Equity Investments - Investments in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Investments
Carrying amount of interest in associates	$ 155	$ 14
Share of profit and losses from continuing operations	$ (9)	$ (1)